EQUITY (Details 12) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income for the period	$ 62,825	$ 13,969	$ 105,766
Other Comprehensive Income Before Taxes
Instruments available for sale	6,220	11,542	664
Hedge in foreing operation	49,824	14,917
Cash flow hedge	(127)	(5,603)
Exchange differences on traslation	(59,865)	2,380
Defined benefit obligation	(138)	(2,598)
Total	15,382	19,468	(1,170)
Income taxes
Instruments available for sale	(2,173)	(2,990)	(218)
Hedge in foreing operation	(14,068)	(3,219)
Cash flow hedge	44	1,345
Defined benefit obligation	(4)	722
Total	(20,117)	(3,916)	226
Comprehensive Income of the period	25,845	21,946	106,212
Total Attributale To Equity Holders Of The Bank [Member]
Net income for the period	67,821	14,407	105,757
Other Comprehensive Income Before Taxes
Instruments available for sale	6,220	11,542	664
Hedge in foreing operation	49,824	14,917
Cash flow hedge	(127)	(5,603)
Exchange differences on traslation	(59,865)	2,380
Defined benefit obligation	(138)	(2,598)
Total	63,735	35,045	106,421
Income taxes
Instruments available for sale	(2,173)	(2,990)	(218)
Hedge in foreing operation	(14,068)	(3,219)
Cash flow hedge	44	1,345
Defined benefit obligation	(4)	722
Total	(16,201)	(4,142)	(218)
Comprehensive Income of the period	47,534	30,903	106,203
Non Controlling Interest [Member]
Net income for the period	(4,996)	(438)	9
Other Comprehensive Income Before Taxes
Instruments available for sale	3,746	3,876
Hedge in foreing operation	(627)	(1,459)
Cash flow hedge
Exchange differences on traslation	(18,437)	(9,481)
Defined benefit obligation	(70)	(1,322)
Total	(20,384)	(8,824)	9
Income taxes
Instruments available for sale	(1,160)	(1,035)
Hedge in foreing operation	(143)	534
Cash flow hedge
Defined benefit obligation	(2)	368
Total	(1,305)	(133)
Comprehensive Income of the period	$ (21,689)	$ (8,957)	$ 9